Other Payables and Accrued Liabilities (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2017	Mar. 31, 2017
Payables and Accruals [Abstract]
Schedule of Other Payables and Accrued Liabilities
	Period Ended	Year Ended
	December 31, 2017	March 31, 2017
Other payables	$17,898	$17,040
Accruals	$47,432	$63,931
Total payables and accrued liabilities	$65,330	$80,971
Other payables and accrued liabilities consisted of the following as at March 31, 2017:
	2017	2016
Other payables	$17,040	$-
Accruals	$63,931	$-
Total payables and accrued liabilities	$80,971	$-